Fair Value Measurements	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 14 — Fair Value Measurements

The carrying amounts of the Company’s cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these instruments. The Company believes the aggregate carrying value of debt approximates its fair value as of December 31, 2025 and September 30, 2025 because the notes payable, the 7% promissory notes - related parties and the notes payable - related parties each mature within one to two years of the respective balance sheet dates.

Fair Value Hierarchy

Liabilities measured at fair value on a recurring basis as of December 31, 2025 are as follows:

	Level 1	Level 2	Level 3	Total
Earnout liability	$—	$—	$280	$280
Liability-classified warrants	—	—	270	270

Total	$—	$—	$550	$550

The Company classifies the earnout liability and the liability-classified warrants as Level 3 financial instruments due to the judgment required to develop the assumptions used and the significance of those assumptions to the fair value measurement. No financial instruments were transferred between levels of the fair value hierarchy during the three months ended December 31, 2025 or 2024. The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:

Three months ended December 31, 2025:	Earnout Liability	Liability Classified Warrants
Balance, September 30, 2025	$1,240	$6,859
Reclassification of warrant liabilities to equity	—	(6,912)
Change in fair value included in net loss	(960)	323

Balance, December 31, 2025	$280	$270

Three months ended December 31, 2024:	Earnout Liability	Liability Classified Warrants
Balance, September 30, 2024	$1,680	$2,139
Change in fair value included in net loss	1,940	2,658

Balance, December 31, 2024	$3,620	$4,797

Liability-Classified Warrants

As of December 31, 2025, liability-classified warrants consist of the Private Warrants. The Company estimates the fair value of the Private Warrants based on quoted market prices for the Public Warrants, which have substantially the same economic characteristics. As of September 30, 2025, the Company estimated the fair value of liability-classified warrants (other than the Private Warrants)—including those amended during the three months ended December 31, 2025—using the Black-Scholes option pricing model.

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

The following table summarizes the significant assumptions used in estimating the fair value of liability-classified warrants under the Black-Scholes option pricing model:

September 30, 2025
Stock price	$8.10
Expected volatility	79.0%
Risk-free rate	3.7%
Contractual term	4.3 – 4.9 years

Earnout Liability

The Company estimates the fair value of the earnout liability using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, expected term and risk-free rate that determine the probability of achieving the earnout conditions. The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:

	December 31, 2025	September 30, 2025
Stock price	$2.70	$8.10
Expected volatility	90.0%	80.0%
Risk-free rate	3.8%	3.8%
Contractual term	6.0 years	6.2 years

Note 17 — Fair Value Measurements

The carrying amounts of the Company’s cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these instruments. The Company believes the aggregate carrying value of debt approximates its fair value as of September 30, 2025 and 2024 due to the relatively short duration of the notes payable, the 7% promissory notes - related parties and the notes payable - related parties.

Fair Value Hierarchy

Liabilities measured at fair value on a recurring basis as of September 30, 2025 are as follows:

	Level 1	Level 2	Level 3	Total

Earnout liability	$—	$—	$1,240	$1,240
Liability-classified warrants	—	—	6,859	6,859
Total	$—	$—	$8,099	$8,099

The Company classifies the earnout liability, the PIPE make-whole liability and the liability-classified warrants and the SAFEs as Level 3 financial instruments due to the judgment required to develop the assumptions used and the significance of those assumptions to the fair value measurement. No financial instruments were transferred between levels of the fair value hierarchy during the years ended September 30, 2025 or 2024.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:

	Earnout Liability	Liability Classified Warrants	PIPE Make-Whole Liability	SAFEs
Balance, September 30, 2023	$—	$—	$—	$1,512
Liabilities recognized in the Merger	33,559	150	2,071	—
Sale of warrants in the July 2024 Private Placement	—	6,397	—	—
Other warrants issued	—	732	—	—
Conversion to Class A Common Stock in the Merger	—	—	—	(1,522)
Exercise of warrants	—	(3,393)	—
Settlement of liability	—	(332)	(1,241)	—
Change in fair value included in net loss	(31,879)	(1,415)	(830)	10
Balance, September 30, 2024	$1,680	$2,139	$—	$—
Sale of warrants in the April 2025 Offering	—	2,853
Issuance of inducement warrants	—	5,699
Modification of warrants	—	1,214
Exercise of warrants	—	(4,242)
Change in fair value included in net loss	(440)	(804)
Balance, September 30, 2025	$1,240	$6,859

Liability-Classified Warrants

The Company estimates the fair value of liability classified warrants, other than the Private Warrants, using the Black-Scholes option pricing model, as described above under Note 2 — Summary of Significant Accounting Policies—Stock-Based Compensation. The following table summarizes the assumptions used in estimating the fair value of liability-classified warrants at the respective dates:

	September 30,
	2025	2024

Stock price	$8.10	$10.60
Expected volatility	79.0%	55.7%
Risk-free rate	3.7%	3.5 – 3.9%
Contractual term	4.3 – 4.9 years	1.1 – 5.1 years

The Company estimates the fair value of the Private Warrants based on quoted market prices for the Public Warrants, which have substantially the same economic characteristics.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Earnout Liability

The Company estimates the fair value of the earnout liability using a Monte Carlo simulation model that utilizes assumptions, including volatility, expected term and risk-free rate that determine the probability of achieving the earnout conditions. The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:

	September 30,
	2025	2024

Stock price	$8.10	$10.60
Expected volatility	80%	70%
Risk-free rate	3.8%	3.6%
Contractual term	6.2 years	7.2 years